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                                           --------------------
                                            SEMI-ANNUAL REPORT
                                           --------------------
                                            SEPTEMBER 30, 1997


                                               AUSTIN GLOBAL
                                                EQUITY FUND

AUSTIN GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

Two Portland Square                                  Shareholder Inquiries
Portland, ME  04101                                  Forum Financial Corp.
                                                     P.O. Box 446
                                                     Portland, ME  04112
                                                     207-879-0001

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT                                   SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to present your Fund's operating results for the six months ended September 30, 1997. For this period, the Austin Global Equity Fund achieved a total return, the sum of securities appreciation together with dividend and interest income, of 27.80% which compares favorably with the 17.07% for the Morningstar World Stock Average ("MWSF") and 18.34% for the Morgan Stanley Capital International World ("MSCI") Index. The Fund earned a 5 star rating for its overall risk-adjusted performance from Morningstar and was rated among 601 international equity funds for the 3-year period ended 9/30/97.1

For the one year period ended September 30, 1997, the Fund's total return was 34.69%, compared to 22.66% for the MWSF and 24.12% for the MSCI Index. Since its inception on December 9, 1993, the Fund's average annualized total return is 16.93%, compared to 12.68% for the MWSF and 15.35% for the MSCI.2

We believe we have produced a record to date that is deserving of your continued support. The Fund has recently received recognition of its performance from the general press.







Regards,



Peter A. Vlachos
Austin Investment Management, Inc.




__________________________
1 Morningstar proprietary ratings reflect historical adjusted performance as of 9/30/97. Morningstar ratings may change monthly and are calculated from the Fund's 3 year average annual return (with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The Fund's rating for the 3 year period is 5 stars. Ten percent of the funds in an investment category receive 5 stars, the next 22.5% receive 4 stars.

2 Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's adviser has waived a portion of its fees. In the absence of these waivers, performance figures would be lower. Forum Financial Services, Inc. is the Fund's distributor.

                            AUSTIN GLOBAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 1997 (UNAUDITED)



COMMON STOCKS (91.6%)                                                               SHARES/FACE          VALUE
BRAZIL (1.9%)
Telecomunicacoes SA Telebras, Brasileiras, ADR                                            2,000      $    257,500
                                                                                                     -------------

CANADA (1.5%)
Northern Telecom Ltd.                                                                     2,000           207,875
                                                                                                     -------------

FRANCE (3.9%)
AXA, UAP, ADR                                                                             5,000           169,687
Societe BIC, SA                                                                           2,000           148,005
Companie Generale de Geophisique, SA, ADR                                                 8,000           219,000
                                                                                                      ------------
                                                                                                          536,692
                                                                                                      ------------
GERMANY (5.6%)
RWE AG                                                                                    8,000           387,501
SAP AG                                                                                    1,500           385,576
                                                                                                      ------------
                                                                                                          773,077
                                                                                                      ------------
HONG KONG (1.1%)
Hong Kong and China Gas Co., Ltd., ADR                                                   72,000           148,399
                                                                                                      ------------
ITALY (5.8%)
Telecom Italia Mobile SpA                                                               150,000           595,425
Telecom Italia SpA, ADR                                                                   2,777           186,406
Telecom Italia SpA                                                                            7                46
                                                                                                       -----------
                                                                                                          781,877
                                                                                                       -----------
JAPAN (4.4%)
Nippon Telegraph & Telephone, ADR                                                         2,500           115,000
Nisshinbo Industries, Inc.(a)                                                            20,000           132,362
Tokio Marine & Fire Insurance Co., ADR                                                    6,000           363,000
                                                                                                       -----------
                                                                                                          610,362
                                                                                                       -----------
MALAYSIA (0.7%)
Nestle (Malaysia) Berhad                                                                  9,500            55,976
Telekom Malaysia Berhad                                                                  15,000            45,581
                                                                                                       -----------
                                                                                                          101,557
                                                                                                       -----------
NETHERLANDS (10.2%)
Aegon NV, ADR                                                                             6,388           509,044
Philips Electronics NV                                                                    4,000           336,000
Royal Dutch Petroleum Co.                                                                 6,000           333,000
Royal PTT Nederland NV, ADR                                                               5,573           217,696
                                                                                                       -----------
                                                                                                        1,395,740
                                                                                                       -----------
NEW ZEALAND (1.5%)
Telecom Corp. of New Zealand Ltd., ADR                                                    5,000           202,500
                                                                                                       -----------
RUSSIA (3.0%)
Lukoil Holding, ADR                                                                       2,500           245,562
Vimpel Communications                                                                     4,000           167,000
                                                                                                       -----------
                                                                                                          412,562
                                                                                                       -----------
SINGAPORE (0.6%)
Development Bank of Singapore                                                             5,000            50,980
Fraser & Neave, Ltd.                                                                      6,000            34,313
                                                                                                       -----------
                                                                                                           85,293
                                                                                                       -----------

See Notes to Financial Statements.  2                             FORUM FUNDS(R)

                            AUSTIN GLOBAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                   SEPTEMBER 30, 1997 (CONTINUED) (UNAUDITED)



COMMON STOCKS (CONTINUED)                                                           SHARES/FACE            VALUE
SWITZERLAND (3.2%)
Bank Fuer International Zahlungsausgleich                                                  25        $     171,283
Roche Holdings, Ltd., ADR                                                               3,000              266,479
                                                                                                     --------------
                                                                                                           437,762
                                                                                                     --------------
UNITED KINGDOM (15.4%)
B.A.T. Industries plc, ADR                                                             15,000              267,188
Boosey & Hawkes plc                                                                    15,000              193,848
British Energy plc                                                                     90,000              490,680
EMI Group plc                                                                           9,000              177,080
HSBC Holdings plc, ADR                                                                  1,000              334,690
Lambert Fenchurch Group plc(a)                                                         20,000               40,708
National Power plc, ADR                                                                 5,000              179,375
Reuters Holdings plc, ADR                                                               2,500              178,125
Rio Tinto plc, ADR                                                                      4,000              255,750
                                                                                                      -------------
                                                                                                         2,117,444
                                                                                                      -------------
UNITED STATES (32.8%)
Chris-Craft Industries, Inc.(a)                                                         5,150              271,341
Cisco Systems, Inc.(a)                                                                  4,000              292,250
Intel Corp.                                                                             6,000              553,875
Knightsbridge Tankers Ltd.                                                              5,000              141,563
Kos Pharmaceuticals, Inc.(a)                                                           12,000              429,000
Liberty Financial Cos., Inc.                                                            5,000              262,500
Lucent Technologies Inc.                                                                2,000              162,750
McGraw-Hill Cos., Inc.                                                                  5,000              338,437
NeoPath, Inc.(a)                                                                       10,000              195,000
Oracle Corp.(a)                                                                        12,750              464,578
Philip Morris Cos., Inc.                                                                6,000              249,375
Prentiss Properties Trust                                                               4,000              115,500
Schlumberger, Ltd.                                                                      6,000              505,125
Tejas Gas Corp.(a)                                                                      6,000              360,376
The Walt Disney Co.                                                                     2,098              169,151
                                                                                                     --------------
                                                                                                         4,510,821
                                                                                                     --------------

TOTAL COMMON STOCKS (COST $8,789,973)                                                                   12,579,461
                                                                                                     --------------

PREFERRED STOCK (2.1%)
UNITED STATES (2.1%)
Cablevision System Corp.                                                               10,000              292,500
                                                                                                     --------------

TOTAL PREFERRED STOCK (COST $275,200)                                                                      292,500
                                                                                                     --------------
WARRANTS (4.8%)
UNITED STATES (4.8%)
Bank of New York(a)                                                                     5,000              665,000
                                                                                                     --------------

TOTAL WARRANTS (COST $53,750)                                                                              665,000
                                                                                                     --------------

See Notes to Financial Statements.  3                             FORUM FUNDS(R)

                            AUSTIN GLOBAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                   SEPTEMBER 30, 1997 (CONCLUDED) (UNAUDITED)



                                                                                 SHARES/FACE                VALUE

SHORT-TERM HOLDINGS (1.5%)
Boston 1784 Institutional U.S. Treasury Money Market Fund                          211,059              $     211,059
                                                                                                         -------------

TOTAL SHORT-TERM HOLDINGS (COST $211,059)                                                                     211,059
                                                                                                         -------------

TOTAL INVESTMENTS (100.0%) (COST $9,329,982)                                                              $13,748,020
                                                                                                         =============


(a)   Non-income producing security.

ADR  American Depositary Receipts.










See Notes to Financial Statements.   4                            FORUM FUNDS(R)

                            AUSTIN GLOBAL EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 1997 (UNAUDITED)



ASSETS:
      Investments (Note 2):
           Investments at cost                                                                         $ 9,329,982
           Net unrealized appreciation (depreciation)                                                    4,418,038
                                                                                                 ------------------
              Total investments at value                                                                13,748,020

      Interest, dividends and other receivables                                                             35,797
      Organization costs, net of amortization (Note 2)                                                      23,088
                                                                                                 ------------------
Total assets                                                                                            13,806,905
                                                                                                 ------------------

LIABILITIES:
      Payable to adviser (Note 3)                                                                            7,337
      Payable to other related parties (Note 3)                                                              2,746
      Accrued expenses and other liabilities                                                                19,336
                                                                                                 ------------------
Total liabilities                                                                                           29,419
                                                                                                 ------------------

NET ASSETS                                                                                            $ 13,777,486
                                                                                                 ==================


COMPONENTS OF NET ASSETS:
      Paid in capital                                                                                  $ 8,609,742
      Undistributed (distribution in excess of ) net investment income                                     (14,713)
      Unrealized appreciation (depreciation) on investments                                              4,418,038
      Accumulated net realized gain (loss)                                                                 764,419
                                                                                                 ------------------

NET ASSETS                                                                                            $ 13,777,486
                                                                                                 ==================

SHARES OF BENEFICIAL INTEREST:                                                                             839,655
                                                                                                 ==================

NET ASSET VALUE (OFFERING AND REDEMPTION
      PRICE PER SHARE):                                                                                    $ 16.41
                                                                                                 ==================


See Notes to Financial Statements.  5                             FORUM FUNDS(R)

                            AUSTIN GLOBAL EQUITY FUND
                             STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED
                         SEPTEMBER 30, 1997 (UNAUDITED)



INVESTMENT INCOME:
      Dividend income                                                                                    $ 125,538
      Interest income                                                                                       12,128
                                                                                                 ------------------
Total  investment income                                                                                   137,666
                                                                                                 ------------------

EXPENSES:
      Investment advisory  (Note 3)                                                                         91,533
      Administration  (Note 3)                                                                              15,255
      Distribution  (Note 3)                                                                                    31
      Transfer agent  (Note 3)                                                                              10,472
      Custody                                                                                                2,138
      Accounting  (Note 3)                                                                                  18,000
      Audit                                                                                                 10,500
      Legal                                                                                                  3,045
      Trustees                                                                                                 781
      Amortization of organization costs (Note 2)                                                            3,985
      Miscellaneous                                                                                          5,780
                                                                                                 ------------------
Total expenses                                                                                             161,520
      Fee waived (Note 3)                                                                                   (9,141)
                                                                                                 ------------------
Net expenses                                                                                               152,379
                                                                                                 ------------------

NET INVESTMENT INCOME (LOSS)                                                                               (14,713)
                                                                                                 ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments sold                                                       1,027,425
      Net change in unrealized appreciation (depreciation) on investments                                1,887,380
                                                                                                 ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                                   2,914,805
                                                                                                 ------------------

NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                                                        $ 2,900,092
                                                                                                 ==================


See Notes to Financial Statements.  6                             FORUM FUNDS(R)

                            AUSTIN GLOBAL EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                             Six Months         Nine Months            Year
                                                               Ended               Ended               Ended
                                                         September 30, 1997    March 31, 1997      June 30, 1996
                                                         -------------------  -----------------  ------------------

NET ASSETS - BEGINNING OF PERIOD                               $ 10,289,290       $ 10,325,740         $ 8,473,594
--------------------------------
                                                         -------------------  -----------------  ------------------

OPERATIONS:
     Net investment income (loss)                                   (14,713)           (85,800)            (87,925)
     Net realized gain (loss) on investments sold                 1,027,425           (304,425)          1,258,826
     Net change in unrealized appreciation (depreciation)
        on investments                                            1,887,380            965,563             229,692
                                                         -------------------  -----------------  ------------------
        Net increase (decrease) in net assets resulting
        from operations                                           2,900,092            575,338           1,400,593
                                                         -------------------  -----------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net realized gain on investments                                     -           (842,069)           (199,483)
                                                         -------------------  -----------------  ------------------

CAPITAL SHARE TRANSACTIONS (a):
     Sale of shares                                                 905,231            214,455             842,317
     Reinvestment of distributions                                        -            841,133             198,975
     Redemption of shares                                          (317,127)          (825,307)           (390,256)
                                                         -------------------  -----------------  ------------------
        Net increase (decrease) from capital transactions           588,104            230,281             651,036
                                                         -------------------  -----------------  ------------------

        Net increase (decrease)                                   3,488,196            (36,450)          1,852,146
                                                         -------------------  -----------------  ------------------

NET ASSETS - END OF PERIOD (INCLUDING LINE B) (UNAUDITED)      $ 13,777,486       $ 10,289,290        $ 10,325,740
---------------------------------------------------------
                                                         ===================  =================  ==================


(a)  Shares Issued (Redeemed)
        Sale of shares                                               60,539             15,520              68,184
        Reinvestment of distributions                                     -             63,196              16,550
        Redemption of shares                                        (21,958)           (60,694)            (32,250)
                                                         -------------------  -----------------
                                                         ===================  =================  ==================
             Net increase (decrease) in shares                       38,581             18,022              52,484
                                                         ===================  =================  ==================

(b)  Accumulated  undistributed (distribution in excess of)
        net investment income:                                    $ (14,713)               $ -                 $ -
                                                         ===================  =================  ==================



See Notes to Financial Statements.  7                             FORUM FUNDS(R)

                            AUSTIN GLOBAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS






Selected per share data and ratios for a share outstanding throughout each period.

                                                   Six Months       Nine Months       Year         Year       Period
                                                      Ended            Ended          Ended       Ended        Ended
                                                  September 30,      March 31,      June 30,     June 30,    June 30,
                                                     1997(a)           1997           1996         1995       1994(b)
                                                  --------------   --------------   ----------   ---------   ----------

Net Asset Value, Beginning of Period                $12.84           $13.19          $11.60       $9.80       $10.00
                                                  --------------   --------------   ----------   ---------   ----------
Investment Operations
    Net Investment Income (Loss)                     (0.02)           (0.11)          (0.12)       0.04(c)     (0.03)
    Net Realized and Unrealized  Gain (Loss)
         on Investments                               3.59             0.86            1.98        1.76        (0.17)
                                                  --------------   --------------   ----------   ---------   ----------
Total from Investment Operations                      3.57             0.75            1.86        1.80        (0.20)
Distributions from
    Net Realized Gain on Investments                  -               (1.10)          (0.27)         -            -
                                                  --------------   --------------   ----------   ---------   ----------
Net Asset Value, End of Period                      $16.41           $12.84          $13.19      $11.60        $9.80
                                                  ==============   ==============   ==========   =========   ==========

Total Return                                         27.80%(d)         5.38%(d)       16.22%      18.37%       (3.57%(e))

Ratio/Supplementary Data:
Net Assets at End of Period (000's omitted)         $13,777          $10,289        $10,326      $8,474       $7,646
Ratios to Average Net Assets:
    Expenses including reimbursement/waiver          2.50%(e)          2.50%(e)        2.50%       2.50%        2.36%(e)
    Expenses excluding reimbursement/waiver          2.65%(e)          3.38%(e)        3.25%       3.19%        4.18%(e)
    Net investment income (loss) including
         reimbursement/waiver                       (0.24%)(e)       (1.09%)(e)      (0.98%)      0.41%       (0.83%)(e)
Average Commission Rate (f)                          $0.0683          $0.0383        $0.0542        N/A          N/A
Portfolio Turnover Rate                              26.05%           44.79%         93.55%       35.31%        2.49%




-----------------------------------------

(a) Unaudited.
(b) For the period December 8, 1993 (commencement of operations) through June 30, 1994.
(c) Calculated using the weighted average shares outstanding.
(d) Not annualized.
(e) Annualized.
(f) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid to brokers on the purchase and sale of equity securities.



See Notes to Financial Statements.  8                             FORUM FUNDS(R)

                            AUSTIN GLOBAL EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 1997 (UNAUDITED)




NOTE 1.  ORGANIZATION

Forum Funds(R) (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has fourteen active investment portfolios (the "Funds"). The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest without par value. Included in this report is Austin Global Equity Fund (the "Fund"), a diversified portfolio of the Trust that commenced operations on December 8, 1993.

Effective November 25, 1996, the Fund was reorganized as a series of the Trust. As a result of this reorganization, the Fund's fiscal year end changed from June 30 to March 31. See Note 5.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

SECURITY VALUATION - Securities held by the Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less are valued at amortized cost.

INTEREST AND DIVIDEND INCOME - Interest income is accrued as earned. Dividends on securities held by the Fund are recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

ORGANIZATION COSTS - The costs incurred by the Fund in connection with its organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Fund's operations. Certain of these costs were paid by Forum Financial Services, Inc.(R) ("FFSI"), a registered broker-dealer and a member of the National Association Services Dealers, Inc., and have been reimbursed by the Fund.

FEDERAL TAXES - The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income tax provision is required.

EXPENSE  ALLOCATION  -  The  Trust  accounts   separately  for  the  assets  and
liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

REALIZED GAIN AND LOSS - Security transactions are recorded on trade date. Realized gain and loss on investments sold are determined on the basis of identified cost.

                                       9                          FORUM FUNDS(R)

                            AUSTIN GLOBAL EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                   SEPTEMBER 30, 1997 (CONTINUED) (UNAUDITED)




NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in United States dollars.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (I) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss include net gain or loss on contracts which have terminated by settlement or by the Portfolio entering into offsetting commitments.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.


NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser to the Fund is Austin Investment Management, Inc. ("Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.50% of the average daily net assets of the Fund. The Adviser has voluntarily waived a portion of their fees, so that total expenses of the Fund would not exceed 2.50% of average net assets. For the period ended September 30, 1997, fees waived were $9,141.

ADMINISTRATIVE AND OTHER SERVICES - Effective June 19, 1997, the administrator of the Fund is Forum Administrative Services, Limited Liability Company ("FAS"). For its services, FAS receives an administrative fee at an annual rate of 0.25% of the average daily net assets of the Fund. In addition, certain legal expenses of $116 were charges tot the Fund by FAS. FFSI acts as the distributor of the Fund's shares. Prior to June 19, 1997, FFSI served as the administrator of the Fund pursuant to the same terms and compensation as FAS.

Forum Financial Corp.(R) ("FFC"), an affiliate of FAS and FFSI, serves as the Company's transfer agent and dividenD disbursing agent, and for those services receives an annual fee of $12,000 plus certain shareholder account fees. Effective June 19, 1997, Forum Accounting Services, Limited Liability Company ("FAcS") acts as the fund accountant. For its services, FAcS receives $36,000 plus certain adjustments based on the type and volume of portfolio transactions. Prior to June 19, 1997, FFC served as the fund accountant pursuant to the same terms and compensation as FAcS.

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to the Fund. Under the Plan, the Fund may reimburse FFSI for the distribution expenses incurred by FFSI on behalf of the Fund. The Fund may not reimburse FFSI for any distribution expenses in any fiscal year of the Fund in excess of 0.25% of the average daily net assets of the Fund.


                                       10                         FORUM FUNDS(R)

                            AUSTIN GLOBAL EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                   SEPTEMBER 30, 1997 (CONCLUDED) (UNAUDITED)




NOTE 4.  SECURITY TRANSACTIONS

Cost of purchases and proceeds from sales of securities, other than short-term investments, totaled $3,567,396 and $3,047,541 respectively, for the period ended September 30, 1997.

For federal income tax purposes, the tax cost basis of investment securities owned as of September 30, 1997, was $9,329,982. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $4,587,768 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $169,730.

As of September 30, 1997, Austin Global Equity Fund had capital loss carryovers available to offset future capital gains of $221,856 to expire in 2004.


NOTE 5.  ACQUISITION OF STONE BRIDGE FUNDS

At a meeting on October 15, 1996, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Agreement") for the acquisition of The Stone Bridge Funds, Inc. ("Stone Bridge") by the Trust. Pursuant to the Agreement, all of the assets and liabilities of the Stone Bridge Austin Global Equity Fund were transferred to the Forum Austin Global Equity Fund in exchange for shares of Forum Austin Global Equity Fund. The net assets attributed to Stone Bridge Austin Global Equity Fund were exchanged for 829,444 shares of Forum Austin Global Equity Fund. The reorganization, which qualified as a tax-free reorganization for federal income tax purposes, was completed on November 25, 1996, following the approval of the reorganization by Stone Bridge shareholders. The results of operations occurring prior to the date of merger reflected in the accompanying financial statements are the results of operations of the Stone Bridge Austin Global Equity Fund. The following is a summary of the Net Assets, Shares Outstanding, Net Asset Value per share, and Unrealized Appreciation associated with the transaction:

                                            Before Acquisition                                   After Acquisition
                                    ------------------------------------                     ------------------------
                                    Forum Austin     Stone Bridge Austin                           Forum Austin
                                    Global Equity        Global Equity                            Global Equity
                                    -------------    -------------------                          -------------
Net Assets                          $    10.00         $ 11,095,887                                $ 11,095,897
Shares Outstanding                        1.00              829,444                                     829,445
Net Asset Value, per share               10.00                13.38                                       13.38
Unrealized Appreciation                    -          $   2,842,016                               $   2,842,016



                                       11                         FORUM FUNDS(R)

                               INVESTMENT ADVISER
                       Austin Investment Management, Inc.
                           375 Park Avenue, Suite 2207
                             New York, NY 10152-2207




                                    CUSTODIAN
                                BankBoston, N.A.
                                  P.O. Box 1959
                           Boston, Massachusetts 02105




                                    TRUSTEES
                                 John Y. Keffer
                                 Costas Azaridis
                                 James C. Cheng
                                J. Michael Parish





                                   DISTRIBUTOR
                        Forum Financial Services, Inc.(R)
                               Two Portland Square
                               Portland, ME 04101








THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE AUSTIN GLOBAL EQUITY FUND PROSPECTUS.